ANNUAL REPORT

================================================================================

1997
1997
1997
1997
1997

                                                Smith Barney
                                                Telecommunications
                                                Income Fund

                                                -------------------------------
                                                December 31, 1997


[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

--------------------------------------------------------------------------------
                   Smith Barney Telecommunications Income Fund
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide the annual report for the year ended December 31, 1997 for the Smith Barney Telecommunications Income Fund ("Fund"). In this report, we review the factors driving the Fund's performance during the reporting period and discuss our outlook for the Bell operating companies that currently represent about 95% of the Fund's holdings. A more detailed summary of the Fund's performance and current holdings can be found in the appropriate sections that follow.

Market and Performance Update

The primary investment objective of the Fund is to provide shareholders with a consistent level of dividend income. Capital appreciation is a secondary objective. The Fund's aggregate total return (income plus the change in share price) was 45.11% during 1997, significantly outpacing the roughly 33% annual total return generated by the Standard & Poor's 500 Index. (The S&P 500 is a capitalization-weighted measure of 500 widely held common stocks.) During 1997, the Fund also outperformed the 26.9% average annual return generated by the Lipper Analytical Services, Inc. peer group average for all telecommunication funds for 1997. (Lipper is a major fund-tracking organization.)

Several factors contributed to the Fund's strong performance this year. The pace of deregulation in the telecommunications industry was far slower than anticipated by many investment professionals. For example, a couple of federal court decisions favorable to the Bell operating companies had the effect of delaying the entry of competition into the local exchange business. These decisions should allow the Bell companies to protect their highly lucrative franchises even longer and to develop further their strategic defenses against impending competition.

In addition, industry consolidation continued at a rapid pace throughout the year. SBC Communications completed its acquisition of Pacific Telesis in April and Bell Atlantic's merger with NYNEX was finalized in August. Consolidation savings generated by these large-scale mergers have been widely underestimated by many financial analysts, creating the potential for positive earnings surprises in the future.

Finally, turmoil in the Asian financial markets during the fourth quarter 1997 spurred investor demand for high-quality, stable stocks and led to a strong rally in many telephone utility stocks.

Market Outlook

We remain optimistic about the prospects for the Bell operating companies and expect them to continue delivering high-single digit earnings growth and consistent dividend growth for the foreseeable future. We believe the Bell operating companies' strong growth prospects over the next few years will be fueled by:

      o     integration savings stemming from industry-wide consolidation

      o     new service offerings, including long distance and data networking

      o     overseas investment opportunities, particularly in emerging markets

In summary, we appreciate the opportunity to serve your investment needs and look forward to continuing to help you pursue your financial goals in the months ahead.


Sincerely,


/s/Heath B. McLendon                      /s/Valerie J. Sill

Heath B. McLendon                         Valerie J. Sill
Chairman                                  Investment Officer

February 6, 1998

--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

               Net Asset Value
               ---------------
             Beginning     End     Income    Capital Gain     Return     Total
Year Ended    of Year    of Year  Dividends  Distributions  of Capital  Returns+
================================================================================
12/31/97     $104.62     $134.06   $  2.83     $ 13.61      $  0.00       45.11%
--------------------------------------------------------------------------------
12/31/96      119.69      104.62      3.12        9.72         0.00       (1.45)
--------------------------------------------------------------------------------
12/31/95       95.62      119.69      3.58       11.50         0.00       42.93
--------------------------------------------------------------------------------
12/31/94      107.62       95.62      4.05        6.06         0.00       (1.83)
--------------------------------------------------------------------------------
12/31/93      102.67      107.62      4.42        6.87         0.00       16.00
--------------------------------------------------------------------------------
12/31/92      110.75      102.67      4.55       15.23         0.00       10.89
--------------------------------------------------------------------------------
12/31/91      129.06      110.75      6.05       14.62         1.18        3.30
--------------------------------------------------------------------------------
12/31/90      140.93      129.06      5.79        3.20         0.00       (1.80)
--------------------------------------------------------------------------------
12/31/89       99.10      140.93      5.85        2.81         0.00       52.11
--------------------------------------------------------------------------------
12/31/88       90.28       99.10      5.40        0.99         0.00       17.12
================================================================================
Total                              $ 45.64     $ 84.61      $  1.18
===============================================================================

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, twice a year.

--------------------------------------------------------------------------------
Average Annual Total Return+
--------------------------------------------------------------------------------

================================================================================
Year Ended 12/31/97                                                       45.11%
--------------------------------------------------------------------------------
Five Years Ended 12/31/97                                                 18.40
--------------------------------------------------------------------------------
Ten Years Ended 12/31/97                                                  16.65
--------------------------------------------------------------------------------
1/1/84* through 12/31/97                                                  17.47
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return+
--------------------------------------------------------------------------------

================================================================================
12/31/87 through 12/31/97                                                366.36%
================================================================================
+ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value.
*     Commencement of operations.

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                          Growth of $10,000 Invested in
               the Smith Barney Telecommunications Income Fund vs.
        Standard & Poor's 500 Index and Lipper Equity Income Fund Index+
--------------------------------------------------------------------------------
                         December 1987 -- December 1997

                              [LINE CHART OMITTED]

+ Hypothetical illustration of $10,000 invested in the Smith Barney Telecommunications Income Fund on December 31, 1987, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1997. The Standard & Poor's 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Figures for the index include reinvestment of dividends. The Lipper Equity Income Fund Index is a net asset value weighted index of the 30 largest funds in the Equity Income category. The indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

--------------------------------------------------------------------------------
Schedule of Investments                                        December 31, 1997
--------------------------------------------------------------------------------

       SHARES                       SECURITY                             VALUE
================================================================================
COMMON STOCK -- 100.0%
================================================================================
Telecommunications -- 100.0%
       164,436    AirTouch Communications, Inc.+                     $ 6,834,371
       137,842    Ameritech Corp.                                     11,096,281
       171,590    Bell Atlantic Corp.                                 15,614,690
       246,944    Bellsouth Corp.                                     13,906,034
       252,647    SBC Communications, Inc.                            18,506,393
       146,858    U.S. West Communications, Inc.                       6,626,967
--------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 100%
                  (Cost-- $11,409,253*)                              $72,584,736
================================================================================
+     Non-income producing security.
*     Aggregate cost for Federal income tax purposes is $8,006,379.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            December 31, 1997
--------------------------------------------------------------------------------
ASSETS:
    Investments, at value (Cost-- $11,409,253*)                    $ 72,584,736
    Receivable for securities sold                                    1,200,895
    Dividends receivable                                                 85,645
--------------------------------------------------------------------------------
    Total Assets                                                     73,871,276
--------------------------------------------------------------------------------
LIABILITIES:
    Payable to bank                                                     504,501
    Investment advisory fees payable                                     34,277
    Administration fees payable                                          12,464
    Accrued expenses                                                     46,578
--------------------------------------------------------------------------------
    Total Liabilities                                                   597,820
--------------------------------------------------------------------------------
Total Net Assets                                                   $ 73,273,456
================================================================================
NET ASSETS:
    Par value of shares of beneficial interest                     $        547
    Capital paid in excess of par value                               6,920,835
    Overdistributed net investment income                                (2,181)
    Accumulated net realized gain on security transactions            5,178,772
    Net unrealized appreciation of investments                       61,175,483
--------------------------------------------------------------------------------
Total Net Assets                                                   $ 73,273,456
================================================================================
Shares Outstanding                                                      546,591
--------------------------------------------------------------------------------
Net Asset Value, per share (and redemption price)                  $     134.06
================================================================================
*     Aggregate cost for Federal income tax purposes is $8,006,379.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Operations                     For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends                                                        $ 2,178,591
    Interest                                                              17,687
--------------------------------------------------------------------------------
    Total Investment Income                                            2,196,278
--------------------------------------------------------------------------------

EXPENSES:
    Investment advisory fees (Note 2)                                    367,532
    Administration fees (Note 2)                                         133,648
    Audit and legal                                                       37,726
    Trustees' fees                                                        36,000
    Shareholder and system servicing fees                                 24,378
    Shareholder communications                                            12,670
    Custody                                                                2,500
    Other                                                                  4,412
--------------------------------------------------------------------------------
    Total Expenses                                                       618,866
--------------------------------------------------------------------------------
Net Investment Income                                                  1,577,412
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 3):
    Realized Gain From Security Transactions
      (excluding short-term securities):
      Proceeds from sales                                             14,071,125
      Cost of securities sold                                          2,417,922
--------------------------------------------------------------------------------
    Net Realized Gain                                                 11,653,203
--------------------------------------------------------------------------------

    Change in Net Unrealized Appreciation of Investments:
      Beginning of year                                               48,937,535
      End of year                                                     61,175,483
--------------------------------------------------------------------------------
    Increase in Net Unrealized Appreciation                           12,237,948
--------------------------------------------------------------------------------
Net Gain on Investments                                               23,891,151
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $25,468,563
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets              For the Year Ended December 31,
--------------------------------------------------------------------------------

                                                     1997               1996
================================================================================
OPERATIONS:
  Net investment income                         $  1,577,412       $  1,880,422
  Net realized gain+                              11,653,203          5,532,858
  Increase (decrease) in net
     unrealized appreciation                      12,237,948         (8,916,590)
--------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets
     From Operations                              25,468,563         (1,503,310)
--------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income                           (1,579,593)        (1,880,422)
  Net realized gains                              (7,348,267)        (5,827,066)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
     Distributions to Shareholders                (8,927,860)        (7,707,488)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net asset value of shares issued for
    reinvestment of dividends                      3,568,839          2,932,221
  Cost of shares reacquired                       (9,817,656)        (5,580,641)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
     Fund Share Transactions                      (6,248,817)        (2,648,420)
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                 10,291,886        (11,859,218)

NET ASSETS:
  Beginning of year                               62,981,570         74,840,788
--------------------------------------------------------------------------------
  End of year*                                  $ 73,273,456       $ 62,981,570
================================================================================
*     Includes overdistributed net
         investment income of:                  $     (2,181)               --
================================================================================
+ Net realized gains for Federal income tax purposes is $11,891,418 and $5,865,009, for the years ended December 31, 1997 and 1996, respectively.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

      1. SIGNIFICANT ACCOUNTING POLICIES

      The Smith Barney Telecommunications Income Fund ("Fund"), an investment fund of the Smith Barney Telecommunications Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Shares of the Fund are not currently offered for sale to new investors.

      The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price were reported are valued at current quoted bid prices; securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated using the average-cost method for financial reporting purposes and the specific identification method for tax purposes; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) income distributions and capital gain distributions are determined in accordance with income tax regulations which differ from generally accepted accounting principles. These differences are primarily due to differing accounting method adopted for income tax purposes, and various timing differences; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

      2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS

      Smith Barney Strategy Advisors Inc. ("SBSA"), a wholly owned subsidiary of Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., which, in turn, is a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Trust. The Fund pays SBSA an investment advisory fee calculated at an annual rate of 0.55% of the average daily net assets. This fee is calculated daily and paid monthly.

      SBSA has entered into a sub-advisory agreement with The Boston Company Advisors, Inc. ("Boston Advisors"). Pursuant to the sub-advisory agreement, Boston Advisors is responsible for the day-to-day portfolio operations and investment decisions for the Fund. As a result, SBSA will pay Boston Advisors a monthly fee calculated at the annual rate of 0.275% of daily net assets.

      MMC acts as the administrator of the Trust for which it receives a fee calculated at an annual rate of 0.20% of the average daily net assets of each fund. This fee is calculated daily and paid monthly.

      Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Trust shares and primary broker for its portfolio agency transactions.

      All officers and one Trustee of the Trust are employees of SB.

      3. INVESTMENTS

      During the year ended December 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                                   --
--------------------------------------------------------------------------------
Sales                                                                $14,071,125
================================================================================

      At December 31, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                        $64,578,357
Gross unrealized depreciation                                               --
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $64,578,357
================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

      4. REPURCHASE AGREEMENTS

      The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

      5. SHARES OF BENEFICIAL INTEREST

      At December 31, 1997, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

      Transactions in shares of the Fund were as follows:

                                           Year Ended             Year Ended
                                        December 31, 1997      December 31, 1996
================================================================================
Shares issued on reinvestment                27,784                 27,670
Shares redeemed                             (83,210)               (50,952)
--------------------------------------------------------------------------------
Net Decrease                                (55,426)               (23,282)
================================================================================

      6. CONCENTRATION OF CREDIT RISK

      Because the Fund concentrates its investments in one industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broader range of investment alternatives. The economic and business cycle risks associated with the concentration of the Fund in only one industry could mean that adverse conditions could substantially impact the income earned by the Fund and the value of the Fund's holdings.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each year:

                                        1997        1996        1995        1994        1993
==============================================================================================
Net Asset Value, Beginning of Year    $104.62     $119.69     $ 95.62     $107.62     $102.67
----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                  2.83        3.12        3.58        4.02        3.94
  Net realized and
     unrealized gain (loss)             43.05       (5.35)      35.57       (5.91)      12.30
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations     45.88       (2.23)      39.15       (1.89)      16.24
----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                 (2.83)      (3.12)      (3.58)      (4.05)      (4.42)
  Net realized gains                   (13.61)      (9.72)     (11.50)      (6.06)      (6.87)
----------------------------------------------------------------------------------------------
Total Distributions                    (16.44)     (12.84)     (15.08)     (10.11)     (11.29)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year          $134.06     $104.62     $119.69     $ 95.62     $107.62
----------------------------------------------------------------------------------------------
Total Return                            45.11%      (1.45)%     42.93%      (1.83)%     16.00%
----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)        $73,273     $62,982     $74,841     $61,256     $71,570
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                               0.92%       0.90%       0.95%       0.95%       0.93%
  Net investment income                  2.35        2.80        3.23        3.80        3.47
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     0%          0%          0%          0%          0%
----------------------------------------------------------------------------------------------
Average commissions per share
   paid on equity transactions(1)     $  0.05     $  0.05     $  0.06        --          --
==============================================================================================

(1) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

      For Federal tax purposes the Fund hereby designates for the fiscal year ended December 31, 1997:

      o 100% of the ordinary dividends paid as qualifying for the corporate dividends received deduction.

      o The Taxpayer Relief Act of 1997 enacted differing rates of tax on various long-term capital transactions. As a result, the Fund designates:

      o Total long-term capital gain distributions paid of $7,348,267. $2,901,096 are considered "28 percent rate gains".
            $4,447,171 are considered "20 percent rate gains".

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
Smith Barney Telecommunications Trust:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Telecommunications Income Fund of Smith Barney Telecommunications Trust as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended December 31, 1994 were audited by other auditors whose report thereon, dated February 3, 1995, expressed an unqualified opinion on those financial highlights.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. As to securities sold but not delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Barney Telecommunications Income Fund of Smith Barney Telecommunications Trust as of December 31, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.


                                          /s/ KPMG Peat Marwick LLP

New York, New York
February 10, 1998

Smith Barney
Telecommunications
Income Fund

Trustees

Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank G. Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller

Allan R. Johnson, Emeritus
John F. White, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Valerie J. Sill
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

Investment Adviser

Smith Barney Strategy
Advisers Inc.


SMITH BARNEY
------------

      A Member of TravelersGroup[LOGO]


Administrator

Mutual Management Corp.

Distributor

Smith Barney Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing
Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Telecommunications Income Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney
Telecommunications
Income Fund
388 Greenwich Street
New York, New York 10013
www.smithbarney.com

FD0321 2/98